Noncontrolling Interests (Noncontrolling Interests-Property Partnerships) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Activity of noncontrolling interests
Beginning balance	$ (1,964)
Net income (loss)	1,347	3,792	1,558
Fair value of capital recorded upon consolidation	480,861	0	0
Ending balance	726,132	(1,964)
Property Partnerships [Member]
Activity of noncontrolling interests
Beginning balance	(1,964)	(1,063)	(614)
Net income (loss)	(5,290)	1,989	1,558
Distributions	(5,039)	(2,890)	(2,007)
Fair value of capital recorded upon consolidation	480,861
Capital contributions	257,564
Ending balance	$ 726,132	$ (1,964)	$ (1,063)